Pensions and Other Postretirement Benefits (Change in Fair Value of Company's Level 3 Pension Assets) (Detail) (Level 3, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning Balance	$ 341	$ 178
Realized gain/(loss)	21	(10)
Unrealized gain/(loss) for positions still held	7	21
Transfers in/(out)	151	152
Ending Balance	519	341
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	(1)
Real Estate
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning Balance	156	117
Realized gain/(loss)	8	(1)
Unrealized gain/(loss) for positions still held	8	15
Transfers in/(out)	4	25
Ending Balance	176	156
Other Debt Securities
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning Balance	28	39
Transfers in/(out)	(1)	(11)
Ending Balance	27	28
Hedge Funds & Other assets
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning Balance	157	22
Realized gain/(loss)	13	(9)
Unrealized gain/(loss) for positions still held	(1)	6
Transfers in/(out)	148	138
Ending Balance	316	157
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	$ (1)